Equity - Issued Capital (Details) - Schedule of movements in ordinary share capital (Parentheticals)	12 Months Ended
Dec. 31, 2022 shares
Schedule Of Movements In Ordinary Share Capital Abstract
Exercise of pre-funded warrants	450,000